AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

Portfolio of Investments

February 28, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 103.2%
Long-Term Municipal Bonds – 103.2%
Alabama – 1.4%
County of Jefferson AL Sewer Revenue Series 2013D 6.00%, 10/01/2042	$18,565	$21,607,061
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2016A 5.00%, 09/01/2046	1,000	1,405,520
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	22,695	25,786,286

		48,798,867

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015A 6.625%, 09/01/2035	7,095	8,147,047

Arizona – 1.9%
Arizona Industrial Development Authority (Arizona Industrial Development Authority) Series 20192 - Class A 3.625%, 05/20/2033	11,099	12,023,227
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(a)	7,830	8,436,042
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020A 4.00%, 07/15/2050(a)	1,000	1,025,660
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2040	2,865	3,074,918
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	10,690	11,440,010
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) 5.00%, 07/01/2040-07/01/2055(a)	6,000	6,409,800
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) 6.00%, 07/01/2038(a)	2,000	2,374,740
Series 2018A 6.00%, 07/01/2052(a)	5,170	6,024,498

	Principal Amount (000)	U.S. $ Value

Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy) Series 2016 5.00%, 07/01/2047	$1,375	$1,500,895
Quechan Indian Tribe of Fort Yuma Series 2012A 9.75%, 05/01/2025	1,555	1,623,840
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	5,000	6,898,650
Tempe Industrial Development Authority (Friendship Village of Tempe) Series 2012A 6.25%, 12/01/2042-12/01/2046	3,000	3,050,970
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017A 6.125%, 10/01/2047(a)	1,225	1,302,824

		65,186,074

California – 6.7%
Abag Finance Authority for Nonprofit Corps. (Covia Communities) Series 2011 6.125%, 07/01/2041	2,400	2,427,456
Alameda Corridor Transportation Authority Series 2016B 5.00%, 10/01/2035	5,000	5,874,400
California County Tobacco Securitization Agency Series 2020B Zero Coupon, 06/01/2055	22,000	4,202,660
California Educational Facilities Authority (Leland Stanford Junior University (The)) Series 2019V 5.00%, 05/01/2049	10,000	14,978,400
California Housing Finance (California Housing Finance) Series 20192 4.00%, 03/20/2033	5,486	6,156,327
California Municipal Finance Authority (Azusa Pacific University) Series 2015B 5.00%, 04/01/2035	2,000	2,228,960
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2012A 6.625%, 01/01/2032(a)	1,000	1,013,330
6.875%, 01/01/2042(a)	3,500	3,538,500
Series 2014 5.00%, 01/01/2035	1,050	1,034,114
5.25%, 01/01/2045	2,025	1,935,839
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) 5.00%, 12/31/2047	3,000	3,520,470
Series 2018A 5.00%, 12/31/2043	2,000	2,359,400

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (Partnerships to Uplift Communities Lakeview Terrace and Los Angeles Project) Series 2012A 5.30%, 08/01/2047	$1,675	$1,711,766
California Municipal Finance Authority (Rocketship Education Obligated Group) Series 2014A 7.00%, 06/01/2034	3,800	4,103,392
7.25%, 06/01/2043	6,565	7,086,983
California Municipal Finance Authority (Rocketship Seven-Alma Academy) Series 2012A 6.25%, 06/01/2043	3,120	3,231,103
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011A-1 7.50%, 12/01/2032(b)(c)(d)	3,795	75,900
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/2045(a)	8,595	9,108,379
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) 7.50%, 12/01/2040(a)	515	521,535
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016A 5.00%, 06/01/2052(a)	2,045	2,181,688
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2016A 5.00%, 07/01/2046-07/01/2051(a)	5,250	5,851,773
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2054(a)	1,165	1,271,108
California School Finance Authority (Kipp SoCal Public Schools) Series 2014A 5.125%, 07/01/2044	2,850	3,125,966
California School Finance Authority (Partnerships to Uplift Communities Valley Project) Series 2014A 6.40%, 08/01/2034(a)	1,000	1,095,040
6.75%, 08/01/2044(a)	6,180	6,800,039
California Statewide Communities Development Authority Series 2012A 5.625%, 10/01/2032	1,000	1,085,400
6.00%, 10/01/2047	1,000	1,090,640
California Statewide Communities Development Authority (Amino Inglewood CA High School) Series 2011A 7.25%, 08/01/2041	2,000	2,041,400

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group) Series 2012 5.25%, 11/15/2034	$3,470	$3,614,977
California Statewide Communities Development Authority (Loma Linda University Medical Center) 5.25%, 12/01/2048(a)	6,080	7,061,738
Series 2016A 5.00%, 12/01/2041-12/01/2046(a)	10,185	11,366,191
California Statewide Communities Development Authority (Rocketship Four-Mosaic Elementary) Series 2011A 8.50%, 12/01/2041	3,825	4,004,737
California Statewide Communities Development Authority (Rocklin Academy (The)) Series 2011A 8.25%, 06/01/2041	3,940	3,995,751
City of San Buenaventura CA (Community Memorial Health System) Series 2011 7.50%, 12/01/2041	4,500	4,688,685
CSCDA Community Improvement Authority Series 2021A 3.125%, 08/01/2056(a)	3,000	2,742,960
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 06/01/2047	56,635	58,580,412
Hastings Campus Housing Finance Authority Series 2020A 5.00%, 07/01/2061	11,275	12,658,555
San Diego Unified School District/CA Series 2010C Zero Coupon, 07/01/2046	10,950	5,679,436
San Joaquin Hills Transportation Corridor Agency Series 2014A 5.00%, 01/15/2044	5,600	6,224,624
Series 2014B 5.25%, 01/15/2044	4,000	4,454,760
Southern California Logistics Airport Authority XLCA Series 2006 5.00%, 12/01/2036	3,600	3,602,232
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Zero Coupon, 06/01/2060	3,000	704,730
Tobacco Securitization Authority of Southern California Zero Coupon, 06/01/2054	6,520	1,219,566
5.00%, 06/01/2039	680	852,196

		231,103,518

Colorado – 1.3%
Broadway Station Metropolitan District No. 3 5.00%, 12/01/2039-12/01/2049	2,500	2,714,650

	Principal Amount (000)	U.S. $ Value

Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2037(a)	$5,730	$6,038,904
Central Platte Valley Metropolitan District Series 2014 5.00%, 12/01/2043	1,250	1,319,650
Clear Creek Station Metropolitan District No. 2 Series 2017A 5.00%, 12/01/2047	1,000	1,048,020
Colorado Educational & Cultural Facilities Authority (STEM School Academy) Series 2014 5.00%, 11/01/2044	890	948,001
5.125%, 11/01/2049	765	816,370
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019A 4.00%, 08/01/2038	735	834,313
5.00%, 08/01/2039-08/01/2044(e)	9,595	11,633,151
Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015A 6.125%, 12/01/2045(a)	1,750	1,796,445
6.25%, 12/01/2050(a)	1,000	1,029,600
Copper Ridge Metropolitan District 5.00%, 12/01/2039	1,405	1,394,758
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) 5.375%, 01/01/2041(a)	10,000	9,720,100
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2040(a)	1,000	1,028,600
STC Metropolitan District No. 2 Series 2019A 5.00%, 12/01/2038	1,060	1,144,037
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2017A 5.00%, 12/01/2047	2,000	2,118,560
Vauxmont Metropolitan District AGM 3.25%, 12/15/2050	230	242,441
5.00%, 12/01/2027-12/01/2050	670	824,760

		44,652,360

Connecticut – 0.8%
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group) Series 2020A 4.00%, 07/01/2036-07/01/2038	2,350	2,670,768
Connecticut State Health & Educational Facilities Authority (McLean Affiliates Obligated Group) Series 2020B 2.75%, 01/01/2026(a)	650	656,188

	Principal Amount (000)	U.S. $ Value

State of Connecticut Series 2013E 5.00%, 08/15/2031(e)	$7,850	$8,657,059
State of Connecticut Special Tax Revenue 4.00%, 05/01/2036(e)	3,500	4,064,095
Series 2017 S-3 4.00%, 05/01/2039(e)	9,015	10,364,996

		26,413,106

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2012 5.00%, 09/01/2042	575	588,806

District of Columbia – 0.7%
District of Columbia (American Society of Hematology, Inc. (The)) Series 2009 5.00%, 07/01/2036	3,000	3,171,120
District of Columbia (Friendship Public Charter School, Inc.) Series 2012 5.00%, 06/01/2042	2,660	2,757,196
Series 2016A 5.00%, 06/01/2041-06/01/2046	3,705	4,080,665
District of Columbia (KIPP DC Obligated Group) Series 2017A 5.00%, 07/01/2042-07/01/2048	6,800	7,855,238
District of Columbia Tobacco Settlement Financing Corp. Zero Coupon, 06/15/2055	66,375	5,359,118

		23,223,337

Florida – 7.0%
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida, Inc.) Series 2012A 8.00%, 10/01/2042-10/01/2046	4,065	4,422,095
Alachua County Health Facilities Authority (Shands Teaching Hospital & Clinics Obligated Group) Series 2014A 5.00%, 12/01/2044	4,000	4,488,480
Bexley Community Development District Series 2016 4.875%, 05/01/2047	2,090	2,194,354
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 6.00%, 07/01/2050(a)	1,550	1,634,832
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020A 5.00%, 10/01/2028	1,300	1,534,949

	Principal Amount (000)	U.S. $ Value

Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020A 5.00%, 10/01/2032	$1,000	$1,190,210
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(a)	1,500	1,522,650
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) 5.00%, 06/01/2045-06/01/2055(a)	2,000	2,047,370
City of Jacksonville FL (Genesis Health, Inc. Obligated Group) 5.00%, 11/01/2050	12,190	14,544,255
City of Lakeland FL (Florida Southern College) Series 2012A 5.00%, 09/01/2037-09/01/2042	1,500	1,564,120
City of Tallahassee FL (Tallahassee Memorial HealthCare, Inc.) Series 2015A 5.00%, 12/01/2044	6,830	7,517,508
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020A Zero Coupon, 09/01/2039-09/01/2053	4,250	1,695,142
County of Broward FL Airport System Revenue 5.00%, 10/01/2030-10/01/2039(e)	9,680	11,873,602
Series 2019A 5.00%, 10/01/2031(e)	1,500	1,877,310
5.00%, 10/01/2036	3,000	3,676,710
County of Lake FL (Waterman Communities, Inc.) 5.50%, 08/15/2040	3,000	3,202,650
County of Osceola FL Transportation Revenue Series 2020A Zero Coupon, 10/01/2035-10/01/2039	1,595	952,283
County of Palm Beach FL (Provident Group-PBAU Properties LLC) 5.00%, 04/01/2039-04/01/2051(a)	2,470	2,633,273
Florida Atlantic University Finance Corp. Series 2019A 5.00%, 07/01/2031-07/01/2036(e)	11,700	14,633,037
Florida Development Finance Corp. (Brightline Trains Florida LLC) 7.375%, 01/01/2049(a)	5,000	4,836,700
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020A 5.00%, 06/15/2035-06/15/2055	4,435	4,987,318
Florida Higher Educational Facilities Financial Authority (Ringling College of Art and Design, Inc.) 5.00%, 03/01/2044-03/01/2049	4,170	4,741,963
Greater Orlando Aviation Authority 5.00%, 10/01/2034-10/01/2044(e)	13,000	15,791,470
Series 2019A 5.00%, 10/01/2032(e)	10,000	12,529,100

	Principal Amount (000)	U.S. $ Value

Hillsborough County Aviation Authority 5.00%, 10/01/2048(e)	$10,000	$11,974,200
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.) Series 2012 5.00%, 11/15/2029	4,365	4,615,900
Series 2014 5.00%, 11/15/2039-11/15/2044	14,850	16,179,163
North Broward Hospital District Series 2017B 5.00%, 01/01/2037-01/01/2048	25,135	29,143,799
Palm Beach County Health Facilities Authority (Baptist Health South Florida Obligated Group) 4.00%, 08/15/2049	10,000	11,140,600
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) 2.625%, 06/01/2025	1,180	1,193,027
Polk County Industrial Development Authority (Mineral Development LLC) 5.875%, 01/01/2033(a)	2,000	2,107,820
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017A 5.00%, 01/01/2047-01/01/2052	6,950	7,416,811
Tampa Florida Hospitals 4.00%, 07/01/2045(e)	15,415	17,297,634
Town of Davie FL Series 2013A 6.00%, 04/01/2042	9,050	10,115,094
Village Community Development District No. 13 3.50%, 05/01/2051(a)	2,000	2,048,400

		239,323,829

Georgia – 0.6%
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2047	2,650	3,036,661
Municipal Electric Authority of Georgia 5.00%, 01/01/2038-01/01/2059	9,945	11,746,545
Private Colleges & Universities Authority (Savannah College of Art & Design, Inc.) Series 2014 5.00%, 04/01/2044	5,000	5,433,700

		20,216,906

Guam – 0.1%
Guam Government Waterworks Authority Series 2020A 5.00%, 01/01/2050	2,790	3,354,194
Territory of Guam 5.00%, 11/15/2031	955	1,038,658

		4,392,852

	Principal Amount (000)	U.S. $ Value

Idaho – 0.1%
Idaho Housing & Finance Association (Battelle Energy Alliance LLC) Series 2010A 7.00%, 02/01/2036	$4,000	$4,012,160

Illinois – 11.8%
Chicago Board of Education Series 2011A 5.25%, 12/01/2041	5,000	5,113,850
Series 2015C 5.25%, 12/01/2035-12/01/2039	15,500	17,022,258
Series 2016A 7.00%, 12/01/2044	3,095	3,716,909
Series 2017A 7.00%, 12/01/2046(a)	4,975	6,317,852
Series 2017B 6.75%, 12/01/2030(a)	11,365	14,843,258
7.00%, 12/01/2042(a)	2,400	3,064,896
Series 2017C 5.00%, 12/01/2034	5,055	5,893,675
Series 2017G 5.00%, 12/01/2044	8,150	9,291,978
Series 2018A 5.00%, 12/01/2028-12/01/2033	11,150	13,287,804
Series 2018C 5.00%, 12/01/2026	4,900	5,764,948
Series 2019B 5.00%, 12/01/2030-12/01/2033	1,775	2,131,743
Chicago O’Hare International Airport 5.00%, 01/01/2053(e)	10,000	11,708,800
Series 2017D 5.25%, 01/01/2036	5,000	5,967,750
Series 2018B 5.00%, 01/01/2053(e)	10,000	11,856,800
Chicago Transit Authority (Chicago Transit Authority Sales Tax) Series 2020A 4.00%, 12/01/2050-12/01/2055(e)	14,760	16,270,694
City of Chicago IL Series 2012A 5.00%, 01/01/2034	695	711,110
Series 2014A 5.00%, 01/01/2023-01/01/2036	2,485	2,655,889
Series 20152 5.00%, 01/01/2025	400	451,124
Series 2015A 5.50%, 01/01/2033	1,000	1,111,190
Series 2016C 5.00%, 01/01/2038	590	652,646
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052	7,950	5,660,002
Illinois Finance Authority 4.00%, 08/15/2036-08/15/2041(e)	16,250	19,014,345

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (CHF-Chicago LLC) Series 2017A 5.00%, 02/15/2047-02/15/2050	$2,790	$3,044,832
Illinois Finance Authority (Illinois Institute of Technology) 4.00%, 09/01/2035-09/01/2041	2,155	2,393,230
5.00%, 09/01/2036-09/01/2040	1,540	1,867,741
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2020 4.00%, 05/15/2050	1,000	1,109,950
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2016A 6.33%, 05/15/2048	4,344	3,909,150
6.44%, 05/15/2055	8,560	7,703,550
Series 2016C 2.00%, 05/15/2055(c)(d)	2,277	68,310
Illinois Finance Authority (Plymouth Place, Inc.) Series 2013 6.00%, 05/15/2043	7,500	8,034,825
Series 2015 5.25%, 05/15/2050	2,300	2,410,975
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science) Series 2017C 5.00%, 08/01/2049	1,075	1,211,987
Illinois Finance Authority (Silver Cross Hospital Obligated Group) Series 2015C 5.00%, 08/15/2044	4,500	5,024,700
Metropolitan Pier & Exposition Authority Series 2012 Zero Coupon, 12/15/2041-12/15/2051	49,175	20,949,108
Series 2012B 4.25%, 06/15/2042	1,000	1,027,260
Series 2017A 5.00%, 06/15/2057	12,475	14,545,600
Series 2017B Zero Coupon, 12/15/2054	8,000	2,408,000
State of Illinois 5.00%, 11/01/2032	4,755	5,352,561
Series 2014 5.00%, 05/01/2029-05/01/2036	30,065	32,439,683
Series 2016 5.00%, 02/01/2025-02/01/2029	38,000	43,594,910
Series 2017D 5.00%, 11/01/2024-11/01/2028	22,035	25,330,102
Series 2018A 5.00%, 10/01/2028-05/01/2030	10,520	12,428,323
Series 2018B 5.00%, 10/01/2024	5,000	5,586,400
Series 2019B 4.00%, 11/01/2033	1,500	1,639,200
5.00%, 11/01/2030	5,565	6,673,103
Series 2020B 5.00%, 10/01/2028-10/01/2031	4,085	4,910,090

	Principal Amount (000)	U.S. $ Value

Village of Antioch IL Special Service Areas No. 1 & 2 Series 2016A 4.50%, 03/01/2033	$8,942	$9,062,717
Series 2016B 7.00%, 03/01/2033	3,970	4,020,816
Village of Pingree Grove IL Special Service Area No. 7 Series 2015A 4.50%, 03/01/2025	1,886	1,943,938
5.00%, 03/01/2036	8,959	9,290,304
Series 2015B 6.00%, 03/01/2036	2,691	2,838,171

		403,329,057

Indiana – 1.8%
Indiana Finance Authority (Baptist Healthcare System Obligated Group) Series 2017 5.00%, 08/15/2051	3,715	4,329,721
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The)) Series 2010 5.50%, 08/15/2045	2,010	2,013,498
Indiana Finance Authority (Marquette Manor) Series 2012 4.75%, 03/01/2032	5,535	5,783,466
Series 2015A 5.00%, 03/01/2039	2,675	2,902,429
Indiana Finance Authority (Ohio River Bridges) Series 2013A 5.00%, 07/01/2044-07/01/2048	22,595	24,116,439
Indiana Finance Authority (Ohio Valley Electric Corp.) 3.00%, 11/01/2030	5,145	5,388,770
Series 2020 3.00%, 11/01/2030	1,230	1,288,277
Series 2020A 3.00%, 11/01/2030	2,690	2,817,452
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 03/01/2039(a)	15,145	13,901,596

		62,541,648

Iowa – 0.5%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2013B 5.25%, 12/01/2050	6,060	6,717,146
Iowa Higher Education Loan Authority (Simpson College) 5.50%, 11/01/2051	5,000	5,271,700

	Principal Amount (000)	U.S. $ Value

Xenia Rural Water District Series 2016 5.00%, 12/01/2041	$4,000	$4,546,080

		16,534,926

Kansas – 0.5%
City of Lawrence KS (Lawrence Memorial Hospital/KS) Series 2018 5.00%, 07/01/2043	7,500	8,862,675
Overland Park Development Corp. (City of Overland Park KS) 5.00%, 03/01/2037-03/01/2049	6,560	6,653,498

		15,516,173

Kentucky – 1.5%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) 4.00%, 02/01/2038	745	798,677
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017B 5.00%, 08/15/2046	1,430	1,671,441
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2044-08/01/2049(e)	14,640	17,704,457
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/2042	7,765	7,812,599
5.50%, 11/15/2045	2,350	2,366,474
Series 2016A 5.00%, 05/15/2046-05/15/2051	8,000	8,042,420
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.00%, 06/01/2037	4,045	4,424,704
5.25%, 06/01/2041	3,650	4,043,397
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.75%, 11/15/2050	2,650	2,676,871
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2020A 5.00%, 10/01/2038	370	454,619

		49,995,659

Louisiana – 1.2%
Jefferson Parish Hospital Service District No. 2 Series 2011 6.375%, 07/01/2041	5,775	5,892,752

	Principal Amount (000)	U.S. $ Value

Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015A 6.25%, 11/15/2045	$7,625	$8,281,817
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2041	5,000	5,893,250
Louisiana Public Facilities Authority Series 2016 5.00%, 05/15/2047	25	30,241
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013B 10.50%, 07/01/2039(b)(c)	7,250	73
Series 2014A 8.375%, 07/01/2039(b)(c)	17,000	170
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2016A 5.00%, 07/01/2051(e)	10,000	11,288,000
New Orleans Aviation Board Series 2017B 5.00%, 01/01/2048	2,350	2,682,830
Parish of St. James LA (NuStar Logistics LP) Series 20202 6.35%, 10/01/2040(a)	805	1,017,601
Parish of St. James LA (NuStar Logistics LP) Series 20202 6.35%, 07/01/2040(a)	955	1,207,215
St. Tammany Parish Finance Authority (Christwood) Series 2015 5.25%, 11/15/2037	4,600	4,944,908

		41,238,857

Maine – 1.1%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 01/01/2025(a)	7,270	8,128,369
Maine Health & Higher Educational Facilities Authority 4.00%, 07/01/2037-07/01/2045(e)	10,405	11,993,011
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group) Series 2011 6.75%, 07/01/2036-07/01/2041	8,440	8,622,304

	Principal Amount (000)	U.S. $ Value

Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association) Series 2015 5.00%, 07/01/2039(e)	$8,100	$8,950,014

		37,693,698

Maryland – 0.8%
City of Westminster MD (Lutheran Village at Miller’s Grant, Inc. (The)) Series 2014A 6.00%, 07/01/2034	1,500	1,627,650
6.125%, 07/01/2039	750	812,573
6.25%, 07/01/2044	2,000	2,168,100
County of Frederick MD (Mount St. Mary’s University, Inc.) Series 2017A 5.00%, 09/01/2037-09/01/2045(a)	2,885	3,138,248
Maryland Economic Development Corp. 3.25%, 09/01/2030	500	535,900
4.00%, 09/01/2050	1,500	1,600,140
Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) 5.00%, 01/01/2025-01/01/2036(f)	4,065	4,686,899
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) Series 2015 5.00%, 07/01/2040-07/01/2045	5,275	5,879,906
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) 5.00%, 05/01/2050	5,000	7,114,750

		27,564,166

Massachusetts – 2.5%
Massachusetts Development Finance Agency (Emerson College) Series 2016A 5.00%, 01/01/2047	16,595	18,844,784
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016A 5.00%, 10/01/2034-10/01/2043	5,500	6,313,498
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group) Series 2017 5.00%, 07/01/2034-07/01/2047	5,080	4,741,187
Massachusetts Development Finance Agency (Merrimack College) Series 2012A 5.25%, 07/01/2042	5,000	5,273,250
Series 2014 5.125%, 07/01/2044	1,000	1,096,110

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/2037(a)	$1,000	$1,097,390
Massachusetts Development Finance Agency (Wellforce Obligated Group) AGM Series 2019A 5.00%, 07/01/2036-07/01/2044	10,430	12,446,283
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/2022(g)	12,175	11,632,969
Series 2017A 7.75%, 12/01/2044(g)	5,160	4,917,480
Massachusetts Port Authority Series 2019A 5.00%, 07/01/2036-07/01/2038(e)	16,600	20,542,888

		86,905,839

Michigan – 1.2%
City of Detroit MI 5.00%, 04/01/2037	1,700	1,966,305
City of Detroit MI Water Supply System Revenue Series 2011C 5.00%, 07/01/2041	1,425	1,447,928
Detroit City School District Series 2012A 5.00%, 05/01/2030(h)	1,000	1,054,040
5.00%, 05/01/2031	3,015	3,177,569
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017A 5.00%, 11/01/2047-11/01/2052	2,245	2,263,493
Michigan Finance Authority 5.00%, 07/01/2044-12/01/2045	50	60,022
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) Series 2014C-6 5.00%, 07/01/2033	2,750	3,131,892
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014D-4 5.00%, 07/01/2030	1,000	1,140,640
Series 2014D4 5.00%, 07/01/2029	1,400	1,596,896
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020B Zero Coupon, 06/01/2065	23,000	2,838,660
Michigan Finance Authority (Public Lighting Authority) Series 2014B 5.00%, 07/01/2039-07/01/2044	14,780	15,840,257
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008C Zero Coupon, 06/01/2058	105,700	5,124,336

		39,642,038

	Principal Amount (000)	U.S. $ Value

Minnesota – 0.4%
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2018A 5.00%, 11/15/2049(e)	$10,250	$12,130,670

Mississippi – 0.3%
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016A 5.00%, 09/01/2036-09/01/2046	8,685	9,894,414
Mississippi Hospital Equipment & Facilities Authority (Forrest General Hospital, Inc.) 4.00%, 01/01/2037	465	529,653
5.00%, 01/01/2035	750	930,840

		11,354,907

Missouri – 0.6%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017A 5.00%, 03/01/2036	1,900	2,037,864
I-470 Western Gateway Transportation Development District (I-470 Western Gateway Transportation Development District Sales Tax) Series 2019A 5.25%, 12/01/2048(a)	5,000	5,218,550
Kansas City Industrial Development Authority 5.00%, 07/01/2040(a)	1,970	1,981,367
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016 6.00%, 11/15/2046-11/15/2051(g)	4,935	1,729,718
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016A 5.00%, 08/15/2036-08/15/2051	10,000	10,598,573

		21,566,072

Nebraska – 1.1%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017A 5.00%, 09/01/2042	13,650	19,195,312
Series 2012 5.25%, 09/01/2037	1,500	1,603,335
Central Plains Energy Project (Goldman Sachs Group, Inc.(The)) Series 2017A 5.00%, 09/01/2032	10,730	14,112,096

	Principal Amount (000)	U.S. $ Value

Douglas County Hospital Authority No. 2 (Madonna Rehabilitation Hospital Obligated Group) Series 2014 5.00%, 05/15/2044	$4,015	$4,369,364

		39,280,107

Nevada – 0.3%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018C Zero Coupon, 07/01/2058(a)	12,500	1,926,375
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019A 2.75%, 06/15/2028(a)	2,550	2,591,055
Las Vegas Redevelopment Agency Series 2016 5.00%, 06/15/2045	3,000	3,320,220
State of Nevada Department of Business & Industry (Fulcrum Sierra Biofuels LLC) Series 2018 6.95%, 02/15/2038(a)	1,635	1,667,226

		9,504,876

New Hampshire – 1.2%
New Hampshire Business Finance Authority (Covanta Holding Corp.) Series 2020A 3.625%, 07/01/2043(a)	1,240	1,279,370
Series 2020B 3.75%, 07/01/2045(a)	2,475	2,555,883
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 20201 4.125%, 01/20/2034	12,661	14,204,252
New Hampshire Health and Education Facilities Authority Act Series 2012 5.00%, 01/01/2042	4,585	4,768,308
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Obligated Group) Series 2020A 5.00%, 08/01/2059	8,920	13,221,759
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University) Series 2016 5.00%, 01/01/2046	4,285	5,156,355

		41,185,927

	Principal Amount (000)	U.S. $ Value

New Jersey – 7.3%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) 5.00%, 06/15/2040	$2,845	$3,111,890
Series 2014P 5.00%, 06/15/2029	5,900	6,574,960
Series 2015W 5.25%, 06/15/2040	4,725	5,334,572
Series 2017B 5.00%, 11/01/2026	10,000	12,014,100
Series 2017D 5.00%, 06/15/2042	5,000	5,730,400
Series 2018A 5.00%, 06/15/2047	5,000	5,740,950
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	9,780	10,787,340
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037-10/01/2047	10,750	11,983,040
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012A 5.125%, 06/15/2043	7,515	7,820,184
New Jersey Economic Development Authority (United Airlines, Inc.) Series 1999 5.25%, 09/15/2029	4,140	4,398,336
Series 2000B 5.625%, 11/15/2030	4,525	5,053,746
New Jersey Educational Facilities Authority (Stevens Institute of Technology) Series 2020A 4.00%, 07/01/2050	1,195	1,301,546
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2028-06/15/2029	22,140	26,106,221
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2020A 4.00%, 06/15/2045	1,000	1,088,550
5.00%, 06/15/2038-06/15/2046	5,095	5,991,573
Series 2013A 5.00%, 06/15/2036	5,000	5,370,150
Series 2015A 5.00%, 06/15/2045	1,000	1,109,260
Series 2018A 5.00%, 12/15/2033-12/15/2035	21,245	25,457,626
Series 2019B 4.00%, 06/15/2036-06/15/2037	2,985	3,309,650
South Jersey Transportation Authority Series 2014A 5.00%, 11/01/2039	7,765	8,629,710
State of New Jersey 4.00%, 06/01/2030-06/01/2032	16,000	19,156,320
5.00%, 06/01/2029	10,000	12,665,100

	Principal Amount (000)	U.S. $ Value

Tobacco Settlement Financing Corp./NJ Series 2018B 5.00%, 06/01/2046	$52,440	$60,552,468

		249,287,692

New Mexico – 0.4%
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center) Series 2012 5.50%, 07/01/2042	8,155	8,490,170
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019L 5.00%, 07/01/2039-07/01/2049	4,380	4,877,529

		13,367,699

New York – 9.1%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2015 5.50%, 09/01/2045(a)	9,815	10,848,814
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2039	6,950	7,451,095
5.50%, 11/01/2044	2,875	3,111,814
City of New York NY Series 2020A 5.00%, 08/01/2030-08/01/2031(e)	21,500	28,132,395
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015 12.00%, 01/01/2022(b)	5,000	4,931,250
Metropolitan Transportation Authority 4.00%, 11/15/2026-11/15/2045	4,000	4,471,400
5.00%, 11/15/2027	1,750	2,121,262
Series 2013A 5.00%, 11/15/2023	2,130	2,318,718
Series 2015A 5.00%, 11/15/2045	4,830	5,367,869
Series 2015F 5.00%, 11/15/2024	1,575	1,798,477
Series 2016A 4.00%, 11/15/2025	1,415	1,591,974
5.00%, 11/15/2032	1,295	1,495,725
Series 2016B 5.00%, 11/15/2025-11/15/2037	13,900	16,046,576
Series 2016D 5.00%, 11/15/2027	4,630	5,495,717
Series 2017B 5.00%, 11/15/2023	1,095	1,213,665
Series 2017C 5.00%, 11/15/2026-11/15/2028	7,530	9,045,329
Series 2018B 5.00%, 11/15/2025-11/15/2026	3,530	4,184,348
Series 2019A 5.00%, 11/15/2048	2,000	2,278,160
Series 2020C 4.75%, 11/15/2045	2,000	2,300,380

	Principal Amount (000)	U.S. $ Value

Series 2020D 4.00%, 11/15/2048	$10,000	$10,920,000
5.00%, 11/15/2043	4,000	4,805,560
Series 2021A 4.00%, 11/15/2047	5,000	5,491,850
Monroe County Industrial Development Corp./NY (St Ann’s of Greater Rochester Obligated Group) 5.00%, 01/01/2050	3,150	3,420,364
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2014A 5.875%, 01/01/2023	598	328,680
6.50%, 01/01/2032	1,399	769,313
6.70%, 01/01/2049	5,990	3,294,528
Series 2014B 5.50%, 07/01/2020	51	41,130
Series 2014C 2.00%, 01/01/2049(c)(d)	1,933	193,301
New York City Housing Development Corp. Series 2020A 2.55%, 08/01/2040	1,355	1,374,051
New York City Municipal Water Finance Authority Series 2020 5.00%, 06/15/2050	12,500	15,623,250
New York City NY Transitional 5.00%, 02/01/2032(e)	8,640	9,400,925
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2019B 4.00%, 11/01/2045	10,000	11,305,100
New York Counties Tobacco Trust V Zero Coupon, 06/01/2050	51,990	7,611,856
New York Liberty Development Corp. (7 World Trade Center II LLC) Series 2012 5.00%, 03/15/2044	1,900	1,976,456
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2017A 5.00%, 10/01/2047	10,990	16,213,327
Series 2020A 5.00%, 10/01/2050	10,000	15,052,100
New York Transportation Development Corp. (Delta Air Lines, Inc.) 4.375%, 10/01/2045	21,100	24,122,997
5.00%, 01/01/2033-10/01/2040	9,015	10,858,591
Series 2018 5.00%, 01/01/2029	3,500	4,221,700
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 5.00%, 07/01/2041	17,110	19,143,866
5.25%, 01/01/2050	8,000	8,959,680
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 01/01/2046	5,970	6,008,089

	Principal Amount (000)	U.S. $ Value

Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	$4,270	$4,166,709
5.25%, 09/15/2042-09/15/2053	11,510	11,056,290

		310,564,681

North Carolina – 0.2%
County of New Hanover NC (New Hanover Regional Medical Center) Series 2017 5.00%, 10/01/2047	1,000	1,257,750
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	1,625	1,719,218
North Carolina Medical Care Commission (United Church Homes & Services Obligated Group) Series 2017 5.00%, 09/01/2041-09/01/2046	2,250	2,325,035

		5,302,003

North Dakota – 0.3%
County of Grand Forks ND (Red River Biorefinery LLC) 6.375%, 12/15/2043	3,650	3,255,107
County of Ward ND (Trinity Health Obligated Group) Series 2017C 5.00%, 06/01/2043	5,000	5,570,900

		8,826,007

Ohio – 6.1%
Buckeye Tobacco Settlement Financing Authority Series 2020B Zero Coupon, 06/01/2057	36,605	5,483,429
5.00%, 06/01/2055	101,710	114,439,006
City of Middleburg Heights OH (Southwest General Health Center Obligated Group) 4.00%, 08/01/2041(f)	7,000	7,592,200
4.00%, 08/01/2047	3,000	3,350,910
5.00%, 08/01/2030-08/01/2034(f)	4,410	5,447,164
County of Cuyahoga/OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	22,660	25,548,470
5.25%, 02/15/2047	7,575	8,698,145
County of Cuyahoga/OH (MetroHealth System (The)) 5.00%, 02/15/2052	2,500	2,791,325
County of Franklin OH (First Community Village Obligated Group) 5.00%, 07/01/2049	2,900	2,785,247
Series 2013 5.625%, 07/01/2047	11,835	11,386,335

	Principal Amount (000)	U.S. $ Value

County of Marion OH (United Church Homes, Inc. Obligated Group) 5.00%, 12/01/2039	$565	$609,658
5.125%, 12/01/2049	690	735,236
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 04/01/2049(a)	5,215	2,448,495
Ohio Air Quality Development Authority (Energy Harbor Generation LLC) Series 2009D 4.25%, 08/01/2029	12,525	12,748,822
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009A 4.375%, 06/01/2033	2,730	2,811,900
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.) Series 2017 4.25%, 01/15/2038(a)	1,540	1,700,915
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	1,610	1,658,300

		210,235,557

Oklahoma – 0.8%
Comanche County Memorial Hospital 5.00%, 07/01/2022	500	523,975
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) 3.25%, 09/01/2038-09/01/2039	3,545	3,713,437
Oklahoma Development Finance Authority (Oklahoma City University Obligated Group) 5.00%, 08/01/2044-08/01/2049	9,045	10,220,813
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018B 5.50%, 08/15/2057	11,290	13,304,701

		27,762,926

Oregon – 0.3%
Clackamas County Hospital Facility Authority (Rose Villa, Inc. Obligated Group) Series 2020A 5.25%, 11/15/2050	1,000	1,067,980
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront) Series 2014A 5.40%, 10/01/2044	2,750	2,933,260
5.50%, 10/01/2049	5,650	5,986,231

		9,987,471

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 3.7%
Allentown Neighborhood Improvement Zone Development Authority Series 2017 5.00%, 05/01/2042(a)	$3,070	$3,477,696
Series 2018 5.00%, 05/01/2042(a)	2,325	2,687,491
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) 4.00%, 07/01/2046(f)	5,000	5,277,250
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016A 6.00%, 06/01/2046-06/01/2051	11,665	12,550,507
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) 5.00%, 01/01/2045	1,185	1,274,444
Series 2012 5.25%, 01/01/2032-01/01/2041	3,720	3,778,328
Cumberland County Municipal Authority (Penn State Health Obligated Group) 3.00%, 11/01/2038	4,475	4,655,522
4.00%, 11/01/2036	865	1,003,019
Geisinger Authority (Geisinger Health System Obligated Group) 4.00%, 04/01/2050	6,270	7,082,341
5.00%, 04/01/2043(e)	2,000	2,580,480
Geisinger Pennsylvania Authority Health System 5.00%, 04/01/2050(e)	8,000	9,824,720
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	1,000	1,143,630
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) 5.00%, 03/01/2040-03/01/2045	1,500	1,618,275
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 6.00%, 07/01/2045	18,125	19,153,412
Northeastern Pennsylvania Hospital and Education Authority (Wilkes University) Series 2012A 5.25%, 03/01/2042	2,135	2,172,149
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019A 3.25%, 08/01/2039(a)	1,640	1,664,912

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp.) Series 2012A 5.00%, 11/01/2041	$3,620	$3,847,807
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034-12/31/2038	11,930	13,837,237
Pennsylvania Turnpike Commission Series 2017B 5.00%, 06/01/2036	2,010	2,386,453
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015A 6.375%, 06/01/2040	1,300	1,385,410
6.50%, 06/01/2045	2,390	2,542,339
6.625%, 06/01/2050	3,870	4,125,846
Philadelphia Authority for Industrial Development (MaST Community Charter School III) 6.50%, 06/15/2054	3,295	3,449,832
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016A 5.00%, 01/01/2051-01/01/2057(a)	12,395	9,748,780
Series 2016B 6.08%, 01/01/2026(a)	740	721,063
Series 2016C Zero Coupon, 01/01/2036(a)	3,010	1,086,520
Series 2016D Zero Coupon, 01/01/2057(g)	59,415	3,564,900

		126,640,363

Puerto Rico – 9.8%
Children’s Trust Fund Series 2005A Zero Coupon, 05/15/2050	3,830	592,041
Series 2008B Zero Coupon, 05/15/2057	445,000	23,998,850
Commonwealth of Puerto Rico Series 2006A 5.25%, 07/01/2023	1,440	1,243,800
Series 2011A 5.75%, 07/01/2024(c)(d)	3,440	2,893,900
Series 2012A 5.50%, 07/01/2039(c)(d)	5,760	4,708,800
Series 2014A 8.00%, 07/01/2035(c)(d)	8,055	6,252,694
AGC Series 2001A 5.50%, 07/01/2029	745	896,980
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	5,976	5,094,959
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2008A 6.125%, 07/01/2024	3,285	3,577,792

	Principal Amount (000)	U.S. $ Value

Series 2012A 4.25%, 07/01/2025	$3,795	$3,935,529
5.00%, 07/01/2022-07/01/2033	5,650	5,915,098
5.125%, 07/01/2037	810	849,334
5.25%, 07/01/2029-07/01/2042	8,375	8,795,509
5.50%, 07/01/2028	2,885	3,039,348
5.75%, 07/01/2037	2,095	2,213,996
6.00%, 07/01/2047	2,035	2,157,283
Series 2020A 4.00%, 07/01/2023(a)	3,000	3,133,470
5.00%, 07/01/2025-07/01/2047(a)	25,000	28,998,150
Puerto Rico Electric Power Authority Series 2007T 5.00%, 07/01/2032	7,425	6,682,500
5.00%, 07/01/2037(c)(d)	10,045	9,040,500
Series 2008W 5.00%, 07/01/2028	7,285	6,556,500
5.375%, 07/01/2024	3,700	3,343,875
Series 2010A 5.25%, 07/01/2029(c)(d)	2,370	2,138,925
5.25%, 07/01/2030	390	351,975
Series 2010C 5.00%, 07/01/2021(c)(d)	1,530	1,377,000
5.25%, 07/01/2027-07/01/2028	7,255	6,547,638
Series 2010D 5.00%, 07/01/2020(d)(i)	1,660	1,460,800
5.00%, 07/01/2021(c)(d)	920	828,000
5.00%, 07/01/2022	610	549,000
Series 2010X 5.25%, 07/01/2027	3,725	3,361,813
5.25%, 07/01/2040(c)(d)	10,035	9,056,587
5.75%, 07/01/2036(c)(d)	1,000	907,500
Series 2010Z 5.25%, 07/01/2019-07/01/2024	4,850	4,342,826
5.25%, 07/01/2025(c)(d)	440	397,100
Series 2012A 5.00%, 07/01/2029	3,345	3,010,500
5.00%, 07/01/2042(c)(d)	200	180,000
AGM Series 2007V 5.25%, 07/01/2031	14,090	17,167,820
NATL Series 2007V 5.25%, 07/01/2029-07/01/2035	405	452,106
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	4,260	5,341,401
AGC Series 2007C 5.50%, 07/01/2031	655	812,665
AGC Series 2007N 5.25%, 07/01/2036	3,560	4,409,701
NATL Series 2005L 5.25%, 07/01/2035	190	213,953
NATL Series 2007N 5.25%, 07/01/2032	835	935,868
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	16,195	16,721,337

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Sistema Universitario Ana G Mendez Incorporado) Series 2012 5.375%, 04/01/2042	$1,665	$1,689,975
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2024-07/01/2046	55,720	18,196,783
Series 2019A 4.329%, 07/01/2040	21,770	23,362,475
4.55%, 07/01/2040	2,637	2,867,869
5.00%, 07/01/2058	67,981	75,121,724

		335,724,249

Rhode Island – 0.2%
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group) Series 2016 5.00%, 05/15/2031-05/15/2034	6,285	7,236,392

South Carolina – 1.0%
South Carolina Public Service Authority Series 2013A 5.125%, 12/01/2043	1,480	1,634,971
Series 2013B 5.125%, 12/01/2043	1,120	1,237,275
Series 2014A 5.00%, 12/01/2049	14,225	15,826,024
Series 2014C 5.00%, 12/01/2046	5,445	6,148,330
Series 2015A 5.00%, 12/01/2050	8,775	10,031,580

		34,878,180

Tennessee – 1.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.125%, 12/01/2042(a)	19,305	19,440,328
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019A 4.00%, 08/01/2037	805	917,756
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group) Series 2012 5.00%, 08/15/2042	2,455	2,538,593
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) 7.50%, 04/01/2049(a)	100	50,151
Series 2018A 6.25%, 04/01/2049(a)	4,465	2,096,362

	Principal Amount (000)	U.S. $ Value

Shelby County Health Educational & Housing Facilities Board Series 2012 5.00%, 12/01/2032	$2,200	$2,345,970
5.25%, 12/01/2042	5,700	6,194,418
5.375%, 12/01/2047	1,700	1,851,164
Shelby County Health Educational & Housing Facilities Board (Trezevant Episcopal Home (The)) Series 2013A 5.375%, 09/01/2041	1,020	1,005,669
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc.) Series 2014 5.25%, 12/01/2044-12/01/2049	4,325	4,620,933

		41,061,344

Texas – 6.6%
Arlington Higher Education Finance Corp. (Uplift Education) Series 2016A 5.00%, 12/01/2046	2,175	2,372,273
Board of Managers Joint Guadalupe County-City of Seguin Hospital Series 2015 5.00%, 12/01/2040	1,500	1,569,360
5.25%, 12/01/2035	1,200	1,306,392
Central Texas Regional Mobility Authority Series 2015A 5.00%, 01/01/2035-01/01/2045	26,515	30,030,836
Series 2016 5.00%, 01/01/2040	5,995	6,843,652
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2040	4,715	5,062,873
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	12,845	13,914,988
Series 2015B 5.00%, 07/15/2030-07/15/2035	4,655	5,123,731
Clifton Higher Education Finance Corp. (IDEA Public Schools) Series 2012 5.00%, 08/15/2042	2,470	2,560,575
Series 2013 6.00%, 08/15/2043	1,000	1,091,330
Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2032(a)	2,000	2,066,360
Decatur Hospital Authority (Wise Regional Health System) Series 2014A 5.25%, 09/01/2044	6,300	6,699,231
El Paso County Hospital District Series 2017 5.00%, 08/15/2033	3,940	4,565,199

	Principal Amount (000)	U.S. $ Value

Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017A 5.00%, 10/15/2033-10/15/2044	$16,315	$18,672,328
Kerrville Health Facilities Development Corp. (Sid Peterson Memorial Hospital) Series 2015 5.00%, 08/15/2035	1,800	2,047,446
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	15,000	15,974,700
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) 7.25%, 12/01/2053	4,145	3,646,025
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village) Series 2017 5.00%, 01/01/2037-01/01/2042	9,770	10,536,065
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) 5.00%, 01/01/2055	1,680	1,763,093
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes Obligated Group) 5.00%, 01/01/2055	2,200	2,249,918
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor) Series 2016 5.00%, 11/01/2040	1,000	1,100,780
North East Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2046	15,170	16,914,247
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) 4.00%, 01/01/2050(a)	1,460	1,501,216
Red River Education Finance Corp. (St. Edward’s University, Inc.) Series 2016 5.00%, 06/01/2046	2,000	2,214,580
Red River Health Facilities Development Corp. (MRC Crossings Proj) Series 2014A 7.75%, 11/15/2044	2,000	2,165,340
Red River Health Facilities Development Corp. (Wichita Falls Retirement Foundation) Series 2012 5.125%, 01/01/2041	4,360	4,397,670
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012B 8.00%, 07/01/2038(b)(c)(d)	5,720	1,430,000

	Principal Amount (000)	U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.) Series 2007 5.50%, 11/15/2022(c)(d)	$4,000	$1,810,000
Series 2014 5.625%, 11/15/2041(c)(d)	3,250	1,470,625
Series 2015I 5.50%, 11/15/2045(c)(d)	1,880	850,700
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) 5.25%, 11/15/2047	845	781,126
Series 2015A 5.00%, 11/15/2045	2,585	2,318,176
Series 2015B 5.00%, 11/15/2036	1,125	1,065,128
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020A 5.75%, 12/01/2054	16,668	17,758,461
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014A-1 5.00%, 10/01/2044-10/01/2049	3,960	4,290,434
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) 5.00%, 06/30/2058	23,230	27,551,012
Uptown Development Authority Series 2017A 5.00%, 09/01/2040	1,985	2,229,532

		227,945,402

Utah – 0.8%
County of Utah UT (IHC Health Services, Inc. Obligated Group) Series 2020I 3.00%, 05/15/2050	3,550	3,646,773
4.00%, 05/15/2043	2,750	3,207,957
5.00%, 05/15/2043-05/15/2050	13,000	16,275,340
Timber Lakes Water Special Service District 8.125%, 06/15/2031	175	178,050
Utah Charter School Finance Authority Series 2012 6.30%, 07/15/2032	850	919,275
6.55%, 07/15/2042	1,890	2,049,384

		26,276,779

Vermont – 0.1%
Vermont Economic Development Authority (Wake Robin Corp.) Series 2012 5.40%, 05/01/2033	3,100	3,148,701

	Principal Amount (000)	U.S. $ Value

Virginia – 2.2%
Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 07/01/2046	$1,750	$1,982,103
Chesterfield County Economic Development Authority (Brandermill Woods) Series 2012 5.125%, 01/01/2043	470	472,909
Fairfax County Economic Development Authority (Vinson Hall LLC) Series 2013A 5.00%, 12/01/2042-12/01/2047	6,520	6,968,963
Lexington Industrial Development Authority (Kendal at Lexington) Series 2017A 5.00%, 01/01/2042-01/01/2048	1,940	2,069,528
Mosaic District Community Development Authority Series 2011A 6.875%, 03/01/2036	2,915	2,915,000
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(a)	1,290	1,338,607
Tobacco Settlement Financing Corp./VA Series 2007B1 5.00%, 06/01/2047	30,935	31,104,833
Virginia College Building Authority (Marymount University) Series 2015A 5.00%, 07/01/2035-07/01/2045(a)	4,310	4,498,179
Series 2015B 5.00%, 07/01/2045(a)	4,000	4,160,600
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2012 5.25%, 01/01/2032	6,240	6,532,531
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) 5.00%, 12/31/2049	11,275	13,014,732

		75,057,985

Washington – 2.8%
King County Public Hospital District No. 4 Series 2015A 5.00%, 12/01/2038	5,700	5,861,253
Port of Seattle WA 5.00%, 04/01/2044(e)	10,000	11,884,800
Washington Health Care Facilities Authority 5.00%, 09/01/2055(e)	10,000	12,298,900
Series 2019A 5.00%, 08/01/2049(e)	1,500	1,806,375
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2039-08/01/2044(e)	5,485	6,654,945

	Principal Amount (000)	U.S. $ Value

Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017B 5.00%, 07/01/2033	$2,835	$3,397,577
Washington Health Care Facilities Authority (Seattle Cancer Care Alliance Obligated Group) 3.00%, 12/01/2035(a)	440	459,312
4.00%, 12/01/2040-12/01/2048(a)	3,040	3,474,588
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group) Series 2017 5.00%, 08/15/2036-08/15/2037	9,800	11,484,032
Washington Higher Education Facilities Authority (Whitworth University) Series 2012 5.25%, 10/01/2046	3,250	3,345,583
Washington State Housing Finance Commission (Mirabella) Series 2012A 6.75%, 10/01/2047(a)	18,350	19,026,197
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016A 5.00%, 01/01/2036-01/01/2046(a)	6,625	7,104,809
Series 2019A 5.00%, 01/01/2044-01/01/2049(a)	715	782,442
Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group) Series 2012 5.00%, 01/01/2048	5,315	5,470,145
Washington State Housing Finance Commission (Rockwood Retirement Communities) Series 2014A 7.375%, 01/01/2044(a)	4,185	4,481,507

		97,532,465

West Virginia – 0.4%
West Virginia Economic Development Authority (Arch Resources, Inc.) 4.125%, 07/01/2045(f)	1,690	1,693,769
West Virginia Hospital Finance Authority Series 2013A 5.50%, 06/01/2044	7,050	7,863,641
West Virginia Hospital Finance Authority (Charleston Area Medical Center, Inc. Obligated Group) 5.00%, 09/01/2038-09/01/2039	3,870	4,663,955

		14,221,365

Wisconsin – 2.3%
Public Finance Authority 4.00%, 06/01/2045(e)	10,000	11,265,400

	Principal Amount (000)	U.S. $ Value

UMA Education, Inc. 5.00%, 10/01/2034-10/01/2039(a)	$14,340	$16,579,255
Wisconsin Center District AGM Series 2020D Zero Coupon, 12/15/2050	44,075	15,291,380
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Health System Obligated Group) AGM 4.00%, 02/15/2034-02/15/2035	2,100	2,474,959
5.00%, 02/15/2028-02/15/2033	3,250	4,156,877
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) 5.00%, 11/01/2046-11/01/2054	2,080	2,172,237
Wisconsin Public Finance Authority (21st Century Public Academy) 5.00%, 06/01/2040(a)	750	799,688
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	8,770	9,473,442
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016C 4.30%, 11/01/2030	5,090	5,643,079
Series 2016D 4.05%, 11/01/2030	1,780	1,951,717
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2047	1,000	1,108,780
Wisconsin Public Finance Authority (Rose Villa, Inc./OR) Series 2014A 5.75%, 11/15/2044(a)	1,100	1,176,901
6.00%, 11/15/2049(a)	1,500	1,616,115
Wisconsin Public Finance Authority (Roseman University of Health Sciences) 5.00%, 04/01/2030-04/01/2050(a)	1,100	1,262,236
Series 2015 5.875%, 04/01/2045	1,740	1,957,796
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) 7.75%, 06/01/2025(a)	1,000	996,790
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015A 5.00%, 09/01/2038(a)	1,725	1,847,027

		79,773,679

Total Municipal Obligations (cost $3,380,476,167)		3,536,874,422

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(j)(k)(l) (cost $45,564,982)	45,564,982	$45,564,982

Total Investments – 104.5% (cost $3,426,041,149)(m)		3,582,439,404
Other assets less liabilities – (4.5)%		(154,935,940)

Net Assets – 100.0%		$3,427,503,464

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	97,890	01/15/2028	1.230%	CPI#	Maturity	$7,620,540	$—	$7,620,540
USD	91,090	01/15/2028	0.735%	CPI#	Maturity	10,696,755	—	10,696,755
USD	29,000	01/15/2030	1.572%	CPI#	Maturity	1,807,996	—	1,807,996
USD	29,000	01/15/2030	1.587%	CPI#	Maturity	1,763,131	—	1,763,131
USD	15,900	02/15/2051	CPI#	2.290%	Maturity	411,778	—	411,778

						$22,300,200	$—	$22,300,200

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	16,275	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	$469,633	$—	$469,633
USD	36,565	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	1,135,659	—	1,135,659
USD	75,000	01/15/2028	1.173%	3 Month LIBOR	Semi-Annual/ Quarterly	61,295	—	61,295
USD	50,130	10/03/2033	0.695%	3 Month LIBOR	Semi-Annual/ Quarterly	5,825,560	—	5,825,560
USD	35,000	10/03/2033	1.078%	3 Month LIBOR	Semi-Annual/ Quarterly	2,521,937	—	2,521,937
USD	30,000	10/03/2033	0.783%	3 Month LIBOR	Semi-Annual/ Quarterly	3,167,207	—	3,167,207
USD	117,790	10/09/2038	3 Month LIBOR	3.285%	Quarterly/ Semi-Annual	28,362,054	—	28,362,054
USD	18,640	10/01/2048	1.123%	3 Month LIBOR	Semi-Annual/ Quarterly	3,315,226	—	3,315,226
USD	8,150	02/15/2051	1.942%	3 Month LIBOR	Semi-Annual/ Quarterly	(77,491)	—	(77,491)

						$44,781,080	$—	$44,781,080

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CMBX.NA.BBB- Series 6, 5/11/2063*	3.00%	Monthly	12.50%	USD	375	$(92,606)	$(36,410)	$(56,196)
CMBX.NA.BBB- Series 6, 5/11/2063*	3.00	Monthly	12.50	USD	510	(125,902)	(62,614)	(63,288)
CMBX.NA.BBB- Series 6, 5/11/2063*	3.00	Monthly	12.50	USD	729	(179,966)	(89,154)	(90,812)
CMBX.NA.BBB- Series 6, 5/11/2063*	3.00	Monthly	12.50	USD	2,483	(613,177)	(311,024)	(302,153)
Credit Suisse International
CMBX.NA.BBB- Series 6, 5/11/2063*	3.00	Monthly	12.50	USD	165	(40,747)	(20,044)	(20,703)
CMBX.NA.BBB- Series 6, 5/11/2063*	3.00	Monthly	12.50	USD	206	(50,872)	(20,186)	(30,686)
CMBX.NA.BBB- Series 6, 5/11/2063*	3.00	Monthly	12.50	USD	2,558	(631,485)	(250,961)	(380,524)
CMBX.NA.BBB- Series 6, 5/11/2063*	3.00	Monthly	12.50	USD	3,850	(950,758)	(368,015)	(582,743)
CMBX.NA.BBB- Series 6, 5/11/2063*	3.00	Monthly	12.50	USD	5,054	(1,248,085)	(609,883)	(638,202)
CMBX.NA.BBB- Series 6, 5/11/2063*	3.00	Monthly	12.50	USD	10,000	(2,469,500)	(943,409)	(1,526,091)
Goldman Sachs International
CMBX.NA.BBB- Series 6, 5/11/2063*	3.00	Monthly	12.50	USD	958	(236,578)	(119,499)	(117,079)
CMBX.NA.BBB- Series 6, 5/11/2063*	3.00	Monthly	12.50	USD	2,500	(617,375)	(226,102)	(391,273)
CMBX.NA.BBB- Series 6, 5/11/2063*	3.00	Monthly	12.50	USD	3,100	(765,287)	(365,823)	(399,464)
CMBX.NA.BBB- Series 6, 5/11/2063*	3.00%	Monthly	12.50%	USD	3,336	(823,825)	(309,516)	(514,309)
CMBX.NA.BBB- Series 6, 5/11/2063*	3.00	Monthly	12.50	USD	8,351	(2,061,584)	(1,176,866)	(884,718)
Morgan Stanley Capital Services LLC
CMBX.NA.BBB- Series 6, 5/11/2063*	3.00	Monthly	12.50	USD	15,000	(3,704,250)	(1,364,148)	(2,340,102)

						$(14,611,997)	$(6,273,654)	$(8,338,343)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	21,490	10/09/2029	1.120%	SIFMA	*	Quarterly	$(208,551)	$—	$(208,551)
Citibank, NA	USD	21,490	10/09/2029	1.125%	SIFMA	*	Quarterly	(218,555)	—	(218,555)

								$(427,106)	$—	$(427,106)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate market value of these securities amounted to $397,672,382 or 11.6% of net assets.

(b)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011A-1 7,50%, 12/01/2032	12/22/2011	$3,795,000	$75,900	0.00%
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015 12,00%, 01/01/2022	07/10/2015	5,000,000	4,931,250	0.14%

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013B 10,50%, 07/01/2039	11/22/2013	$5,203,615	$73	0.00%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014A 8,375%, 07/01/2039	07/31/2014	11,810,208	170	0.00%
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012B 8,00%, 07/01/2038	05/08/2013	5,720,000	1,430,000	0.04%

(c)	Defaulted.
(d)	Non-income producing security.
(e)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(f)	When-Issued or delayed delivery security.
(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.63% of net assets as of February 28, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016 6.00%, 11/15/2046-11/15/2051	09/12/2017	$3,604,704	$1,729,718	0.05%
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/2022	12/07/2017	11,292,783	11,632,969	0.34%
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017A 7.75%, 12/01/2044	12/07/2017	5,160,000	4,917,480	0.14%
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016D Zero Coupon, 01/01/2057	08/24/2016	6,003,942	3,564,900	0.10%

(h)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(i)	Defaulted matured security.
(j)	The rate shown represents the 7-day yield as of period end.
(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)	Affiliated investments.
(m)

As of February 28, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $285,357,577 and gross unrealized depreciation of investments was $(70,643,491), resulting in net unrealized appreciation of $214,714,086.

As of February 28, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.0% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

OSF – Order of St. Francis

XLCA – XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

February 28, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$3,536,874,422	$—	$3,536,874,422
Short-Term Investments	45,564,982	—	—	45,564,982
Floating Rate Notes(a)	(220,760,000)	—	—	(220,760,000)

Total Investments in Securities	(175,195,018)	3,536,874,422	—	3,361,679,404
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	22,300,200	—	22,300,200
Centrally Cleared Interest Rate Swaps	—	44,858,571	—	44,858,571
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(77,491)	—	(77,491)
Credit Default Swaps	—	(14,611,997)	—	(14,611,997)
Interest Rate Swaps	—	(427,106)	—	(427,106)

Total	$(175,195,018)	$3,588,916,599	$—	$3,413,721,581

(a)	The Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2021 is as follows:

Portfolio	Market Value 05/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$73,927	$611,515	$639,877	$45,565	$39